PARNASSUS FUND

Portfolio of Investments as of September 30, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.4%)
FedEx Corp.	155,927	22,698,293

Apparel & Luxury Goods (2.3%)
Nike Inc., Class B	229,943	21,596,247

Banks (4.2%)
First Horizon National Corp.	1,277,092	20,688,890
Signature Bank	158,274	18,869,426

		39,558,316

Biotechnology (2.0%)
Gilead Sciences Inc.	290,447	18,408,531

Capital Markets (2.9%)
CME Group Inc.	129,566	27,382,478

Chemicals (6.3%)
Linde plc	175,000	33,901,000
PPG Industries Inc.	217,002	25,716,907

		59,617,907

Communications Equipment (4.1%)
Motorola Solutions Inc.	228,992	39,022,527

Electronic Equipment Communication (2.7%)
Trimble Inc. [q]	646,590	25,094,158

Equity Real Estate Investment Trusts (4.3%)
AvalonBay Communities Inc.	90,430	19,472,292
Public Storage	85,222	20,902,400

		40,374,692

Food & Staples Retailing (2.7%)
Sysco Corp.	320,666	25,460,880

Food Products (4.9%)
Mondelez International Inc., Class A	842,990	46,634,207

Health Care Equipment (6.0%)
Dentsply Sirona Inc.	445,361	23,742,195
Hologic Inc. [q]	662,051	33,426,955

		57,169,150

Health Care Provider & Services (2.7%)
CVS Health Corp.	398,960	25,162,407

Health Care Technology (3.1%)
Cerner Corp. [q]	434,565	29,624,296

Insurance (2.6%)
Progressive Corp.	313,687	24,232,321

Interactive Media & Services (4.1%)
Alphabet Inc., Class A q	32,038	39,122,883

IT Services (2.1%)
Alliance Data Systems Corp.	151,528	19,415,283

Life Sciences Tools & Services (1.7%)
Illumina Inc. [q]	51,968	15,809,705

Machinery (2.0%)
Pentair plc	506,155	19,132,659

Pharmaceuticals (2.6%)
Novartis AG (ADR)	287,322	24,968,282

Professional Services (4.0%)
Thomson Reuters Corp. [l]	557,337	37,274,698

Real Estate Management & Development (2.0%)
Howard Hughes Corp. [q]	148,085	19,191,816

Road & Rail (2.6%)
Old Dominion Freight Lines Inc.	145,901	24,798,793

Semiconductor Equipment (4.3%)
Monolithic Power Systems Inc.	112,827	17,559,266
NVIDIA Corp.	131,873	22,955,133

		40,514,399

Snack & Juice Bars (1.9%)
Starbucks Corp.	201,086	17,780,024

Software (11.9%)
Adobe Systems Inc. [q]	66,219	18,292,999
Autodesk Inc. [q]	96,086	14,191,902
Cadence Design Systems Inc. [q]	343,898	22,724,780
Guidewire Software Inc. [q]	192,402	20,275,323
Microsoft Corp.	262,828	36,540,977

		112,025,981

Trading Companies & Distributors (2.4%)
Air Lease Corp.	547,861	22,911,547

Wireless Telecom Services (3.3%)
T-Mobile US Inc. [q]	398,045	31,354,005

Total investment in equities (98.1%)
(cost $774,513,216)		926,336,485

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	1.65%	01/15/2020	250,000	247,069

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank of Weston, par 238,500; City First Bank of D.C., N.A., par 238,500; MainStreet Bank, par 23,000; (cost $491,045)	1.52%	03/12/2020	500,000	491,045

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2020	100,000	96,770
BlueHub Loan Fund	1.00%	04/15/2020	100,000	96,770
Root Capital Loan Fund	1.25%	02/01/2020	100,000	97,962
TMC Development Loan	1.00%	05/25/2020	100,000	96,115
Vermont Community Loan Fund	1.00%	10/15/2019	100,000	99,770

				487,387

Time Deposits (1.3%)
BBH Cash Management Service
Sumitomo, Tokyo	1.25%	10/01/2019	11,535,718	11,535,718

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.6%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.01%			14,938,876

Total short-term securities (2.9%)
(cost $27,700,095)				27,700,095

Total securities (101.0%)
(cost $802,213,311)				954,036,580

Payable upon return of securities loaned (-1.6%)				(14,938,876)

Other assets and liabilities (0.6%)				5,277,927

Total net assets (100.0%)				944,375,631

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2019. The total value of the securities on loan at September 30, 2019 was $14,619,151.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company
ADR	American Depository Receipt